Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2025
Motor Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture & Fixture [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Furniture & Fixture [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years